Other Investments - current	12 Months Ended
Mar. 31, 2021
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Other Investments - current
7.	Other Investments - current

	As at March 31,
	2021		2021		2020
	(In millions)
(a) Investments - measured at Fair value through profit and loss
Mutual funds	US$	406.6	Rs.	29,723.4	Rs.	15,069.3

Total	US$	406.6	Rs.	29,723.4	Rs.	15,069.3

(b) Investments - measured at amortized cost Unquoted:
Mutual funds	US$	2,199.3	Rs.	160,788.4	Rs.	93,546.0

Total	US$	2,199.3	Rs.	160,788.4	Rs.	93,546.0

Total (a+b)	US$	2,605.9	Rs.	190,511.8	Rs.	108,615.3